Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of RSA activity
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested, December 31, 2019	450,000	$0.19

Granted	—	—
Released	(450,000)	0.19
Unvested, March 31, 2020	—	$—

Stock options | Omnibus Incentive Plan 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of shares available for future grant
Shares Available for Grant
Available as of December 31, 2018	9,142,273
Share pool increase	4,898,750
Forfeited	153,125
Cancelled	196,875
Granted	(1,262,642)
Available as of December 31, 2019	13,128,381

Schedule of summary of stock option activity
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value*
Outstanding, December 31, 2018	2,405,000	$0.33	8.71

Granted	1,262,642	0.30
Cancelled	(196,875)	0.26
Forfeited	(153,125)	0.26
Outstanding, December 31, 2019	3,317,642	$0.33	8.34	$—
Exercisable, December 31, 2019	2,399,356	$0.34	7.84	$—
Vested and expected to vest, December 31, 2019	3,317,642	$0.33	8.34	$—

*The aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company’s stock exceeded the exercise price of the stock options at December 31, 2019 for those stock options for which the quoted market price was in excess of the exercise price (“in-the-money options”).

Schedule of fair value assumptions of stock option granted
	Year Ended December 31,
	2019	2018
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.49%	3.06—3.10%
Expected term (years)	5.65	5.27—5.58
Volatility	93.72%	70.00—93.60%

Stock options | Awards Granted Outside the 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of fair value assumptions of stock option granted
At Issuance
Dividend Yield	0.00%
Risk-free interest rate	2.79%
Expected term (in years)	5.54
Volatility	70%

Restricted Stock Awards | Awards Granted Outside the 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of RSA activity
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested, December 31, 2018	900,000	$0.19

Granted	—	—
Released	(450,000)	0.19
Unvested, December 31, 2019	450,000	$0.19